Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 16,912,454	$ 18,738,198
Additions		1,943,100
Share of Profit (Loss)	3,190,240	(2,696,904)
Dividends Declared	(1,884,140)	(743,734)
Foreign Currency Translation	239,766	(327,039)
Other Comprehensive Income		(1,490)
Other Increase (Decrease)	(5,584,789)	323
Investments accounted for using Equity Method, Ending balance	$ 12,873,531	$ 16,912,454
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	0.08%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 8,818,759	$ 8,222,763
Share of Profit (Loss)	654,952	595,996
Investments accounted for using Equity Method, Ending balance	$ 9,473,711	$ 8,818,759
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	0.12%	0.12%
Investments accounted for using Equity Method, Beginning balance	$ 105,146	$ 91,335
Share of Profit (Loss)	86,021	44,176
Foreign Currency Translation	(108,069)	(29,198)
Other Comprehensive Income		(1,490)
Other Increase (Decrease)	217,100	323
Investments accounted for using Equity Method, Ending balance	$ 300,198	$ 105,146
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,783,316	$ 3,982,934
Share of Profit (Loss)	805,972	841,957
Dividends Declared	(1,884,140)	(743,734)
Foreign Currency Translation	347,835	(297,841)
Investments accounted for using Equity Method, Ending balance	$ 3,052,983	$ 3,783,316
Energa Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.00%
Share of Profit (Loss)	$ (91,213)
Other Increase (Decrease)	137,852
Investments accounted for using Equity Method, Ending balance	46,639
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest		51.00%
Investments accounted for using Equity Method, Beginning balance	4,205,233	$ 6,441,166
Additions		1,943,100
Share of Profit (Loss)	1,734,508	(4,179,033)
Other Increase (Decrease)	$ (5,939,741)
Investments accounted for using Equity Method, Ending balance		$ 4,205,233